Quarterly Report
January 31, 2025
SSGA Active Trust
SPDR Galaxy Transformative Tech Accelerators ETF
SPDR Galaxy Digital Asset Ecosystem ETF
SPDR Galaxy Hedged Digital Asset Ecosystem ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
(Consolidated) Schedules of Investments (Unaudited)
SPDR Galaxy Transformative Tech Accelerators ETF (TEKX)	1
SPDR Galaxy Digital Asset Ecosystem ETF (DECO)	3
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (HECO)	5
Notes to Schedules of Investments (Unaudited)	7
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CAPITAL MARKETS — 8.0%
Coinbase Global, Inc. Class A (a)	1,684	$490,600
ELECTRIC UTILITIES — 7.1%
Constellation Energy Corp.	728	218,386
NRG Energy, Inc.	2,110	216,148
		434,534
ELECTRICAL EQUIPMENT — 14.1%
Eaton Corp. PLC	451	147,224
Hubbell, Inc.	357	151,015
nVent Electric PLC	2,519	163,962
Schneider Electric SE	677	172,671
Vertiv Holdings Co. Class A	1,923	225,029
		859,901
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Amphenol Corp. Class A	1,164	82,388
Coherent Corp. (a)	1,296	117,275
		199,663
IT SERVICES — 1.9%
Applied Digital Corp. (a)	16,513	117,573
METALS & MINING — 3.3%
Freeport-McMoRan, Inc.	5,573	199,792
MULTI-UTILITIES — 1.8%
Public Service Enterprise Group, Inc.	1,301	108,686
OIL, GAS & CONSUMABLE FUELS — 3.0%
Devon Energy Corp.	1,600	54,560
Exxon Mobil Corp.	1,193	127,448
		182,008
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
Landbridge Co. LLC Class A	2,472	160,359
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.7%
First Solar, Inc. (a)	687	115,086
Intel Corp.	5,219	101,405
Lam Research Corp.	1,658	134,381
Micron Technology, Inc.	2,905	265,052
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	756	158,246
		774,170
Security Description	Shares	Value
SOFTWARE — 36.9%
Cipher Mining, Inc. (a)	155,508	$891,061
Cleanspark, Inc. (a)	11,220	117,137
Core Scientific, Inc. (a)	15,556	190,872
Hut 8 Corp. (a)	6,201	134,500
Microsoft Corp.	245	101,690
Riot Platforms, Inc. (a)	63,829	758,288
Terawulf, Inc. (a)	11,381	54,287
		2,247,835
SPECIALIZED REITs — 2.9%
Equinix, Inc. REIT	194	177,250
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Western Digital Corp. (a)	1,910	124,398
TOTAL COMMON STOCKS (Cost $5,391,577)		6,076,769
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.37% (b) (c) (Cost $23,623)	23,623	23,623
TOTAL INVESTMENTS — 100.0% (Cost $5,415,200)		6,100,392
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(2,277)
NET ASSETS — 100.0%		$6,098,115
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2025.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS  (continued)
January 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,076,769	$—	$—	$6,076,769
Short-Term Investment	23,623	—	—	23,623
TOTAL INVESTMENTS	$6,100,392	$—	$—	$6,100,392

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/25	Value at 1/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,313	$23,313	$255,966	$255,656	$—	$—	23,623	$23,623	$242
See accompanying notes to Schedule of Investments.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
January 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.5%
BANKS — 1.8%
JPMorgan Chase & Co.	649	$173,478
CAPITAL MARKETS — 17.6%
Blackrock, Inc.	103	110,777
Coinbase Global, Inc. Class A (a)	3,247	945,949
Morgan Stanley	1,659	229,655
Robinhood Markets, Inc. Class A (a)	7,015	364,429
		1,650,810
ELECTRICAL EQUIPMENT — 4.2%
Vertiv Holdings Co. Class A	3,356	392,719
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Coherent Corp. (a)	2,683	242,785
FINANCIAL SERVICES — 6.8%
Block, Inc. (a)	3,174	288,263
Mastercard, Inc. Class A	315	174,960
Visa, Inc. Class A	513	175,343
		638,566
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class A	443	90,381
Meta Platforms, Inc. Class A	154	106,133
		196,514
IT SERVICES — 1.9%
Applied Digital Corp. (a)	25,383	180,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.5%
Advanced Micro Devices, Inc. (a)	1,366	158,388
Intel Corp.	6,473	125,771
Micron Technology, Inc.	6,051	552,093
NVIDIA Corp.	1,844	221,409
Onto Innovation, Inc. (a)	891	182,441
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,948	407,755
		1,647,857
SOFTWARE — 40.8%
Cipher Mining, Inc. (a)	223,589	1,281,165
Security Description	Shares	Value
Cleanspark, Inc. (a)	41,218	$430,316
Core Scientific, Inc. (a)	30,244	371,094
Hut 8 Corp. (a)	14,239	308,844
Riot Platforms, Inc. (a)	113,198	1,344,792
Terawulf, Inc. (a)	21,199	101,119
		3,837,330
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Western Digital Corp. (a)	3,115	202,880
TOTAL COMMON STOCKS (Cost $7,995,073)		9,163,666
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.0%
iShares Ethereum Trust ETF (Cost $100,549)	3,681	92,466
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.37% (b) (c) (Cost $132,246)	132,246	132,246
TOTAL INVESTMENTS — 99.9% (Cost $8,227,868)		9,388,378
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		12,537
NET ASSETS — 100.0%		$9,400,915
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2025.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,163,666	$—	$—	$9,163,666
Mutual Funds and Exchange Traded Products	92,466	—	—	92,466
Short-Term Investment	132,246	—	—	132,246
TOTAL INVESTMENTS	$9,388,378	$—	$—	$9,388,378
See accompanying notes to Schedule of Investments.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
January 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/25	Value at 1/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,452	$71,452	$514,770	$453,976	$—	$—	132,246	$132,246	$359
See accompanying notes to Schedule of Investments.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
January 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
BANKS — 1.9%
JPMorgan Chase & Co.	9,900	$2,646,270
CAPITAL MARKETS — 17.6%
Blackrock, Inc.	1,549	1,665,950
Coinbase Global, Inc. Class A (a)	48,610	14,161,551
Morgan Stanley	25,018	3,463,242
Robinhood Markets, Inc. Class A (a)	104,900	5,449,555
		24,740,298
ELECTRICAL EQUIPMENT — 4.1%
Vertiv Holdings Co. Class A	49,836	5,831,809
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Coherent Corp. (a)	40,225	3,639,960
FINANCIAL SERVICES — 6.9%
Block, Inc. (a)	48,262	4,383,155
Mastercard, Inc. Class A	4,700	2,610,521
Visa, Inc. Class A	7,800	2,666,040
		9,659,716
INTERACTIVE MEDIA & SERVICES — 1.9%
Alphabet, Inc. Class A	5,654	1,153,529
Meta Platforms, Inc. Class A	2,308	1,590,627
		2,744,156
IT SERVICES — 1.9%
Applied Digital Corp. (a)	377,869	2,690,427
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.8%
Advanced Micro Devices, Inc. (a)	21,191	2,457,097
Intel Corp.	104,166	2,023,945
Micron Technology, Inc.	88,416	8,067,076
NVIDIA Corp.	28,304	3,398,461
Onto Innovation, Inc. (a)	13,790	2,823,640
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,228	6,327,325
		25,097,544
SOFTWARE — 40.8%
Cipher Mining, Inc. (a)	3,361,188	19,259,607
Cleanspark, Inc. (a)	617,830	6,450,145
Core Scientific, Inc. (a)	450,195	5,523,893
Hut 8 Corp. (a)	213,492	4,630,641
Security Description	Shares	Value
Riot Platforms, Inc. (a)	1,700,900	$20,206,692
Terawulf, Inc. (a)	316,362	1,509,047
		57,580,025
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Western Digital Corp. (a)	50,006	3,256,891
TOTAL COMMON STOCKS (Cost $117,020,776)		137,887,096
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.0%
iShares Ethereum Trust ETF (Cost $1,507,313)	55,181	1,386,147
PUT OPTIONS PURCHASED — 0.1%
Blackrock, Inc.	1,500	975
Invesco QQQ Trust	27,600	17,940
Meta Platforms, Inc.	2,300	828
PayPal Holdings, Inc.	6,800	1,904
ProShares Bitcoin ETF	282,800	33,936
TOTAL PURCHASED OPTIONS (Cost $166,868)		55,583
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.37% (b) (c) (Cost $899,282)	899,282	899,282
TOTAL INVESTMENTS — 99.5% (Cost $119,594,239)		140,228,108
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		722,876
NET ASSETS — 100.0%		$140,950,984
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2025.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

See accompanying notes to Schedule of Investments.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
January 31, 2025 (Unaudited)

The Fund had the following Written Call Options contracts at January 31, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Mastercard, Inc.	N/A	USD 580	02/21/2025	(47)	USD (2,726,000)	$ (6,392)	$(17,295)	$10,903
Visa, Inc.	N/A	USD 350	02/21/2025	(78)	USD (2,730,000)	(18,603)	(14,498)	(4,105)
Alphabet, Inc.	N/A	USD 230	02/21/2025	(56)	USD (1,288,000)	(5,292)	(7,650)	2,358
Intel Corp.	N/A	USD 26	02/21/2025	(1,041)	USD (2,706,600)	(5,726)	(42,660)	36,934
JPMorgan Chase & Co.	N/A	USD 275	02/21/2025	(99)	USD (2,722,500)	(18,117)	(5,521)	(12,596)
Meta Platforms, Inc.	N/A	USD 715	02/21/2025	(23)	USD (1,644,500)	(21,678)	(8,940)	(12,738)
Onto Innovation, Inc.	N/A	USD 250	02/21/2025	(137)	USD (3,425,000)	(31,167)	(52,569)	21,402
Robinhood Markets, Inc.	N/A	USD 60	02/21/2025	(1,049)	USD (6,294,000)	(154,203)	(102,853)	(51,350)
Western Digital Corp.	N/A	USD 78	02/21/2025	(500)	USD (3,875,000)	(14,750)	(36,561)	21,811
Coinbase Global, Inc.	N/A	USD 400	02/14/2025	(158)	USD (6,320,000)	(16,432)	(16,107)	(325)
Cleanspark, Inc.	N/A	USD 16	02/21/2025	(5,300)	USD (8,480,000)	(50,350)	(54,390)	4,040
						(342,710)	(359,044)	$16,334

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$137,887,096	$—	$—	$137,887,096
Mutual Funds and Exchange Traded Products	1,386,147	—	—	1,386,147
Put Options Purchased	55,583	—	—	55,583
Short-Term Investment	899,282	—	—	899,282
TOTAL INVESTMENTS	$140,228,108	$—	$—	$140,228,108
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$97,448	$—	$—	$97,448
Call Options Written - Unrealized Depreciation	(81,114)	—	—	(81,114)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$16,334	$—	$—	$16,334

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/25	Value at 1/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	252,344	$252,344	$6,487,654	$5,840,716	$—	$—	899,282	$899,282	$3,109
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of January 31, 2025, is disclosed in each Fund's respective Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
January 31, 2025 (Unaudited)

Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended January 31, 2025, are disclosed in the (Consolidated) Schedules of Investments.